Debt Instruments - Allowance for impairment losses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for impairment losses
Financial assets	$ (1,407,320)	$ (1,361,558)
Impairment losses on financial assets	19,220	18,810	$ 18,820
Debt instruments.
Allowance for impairment losses
Financial assets	(355,333)	(317,124)
Debt instruments. | Impairment losses
Allowance for impairment losses
Financial assets	23	20
Debt instruments. | Stage 1 | Impairment losses
Allowance for impairment losses
Financial assets	23	20
Government debt securities | SPAIN
Allowance for impairment losses
Financial assets	(273,487)	(253,547)
Government debt securities | Group
Allowance for impairment losses
Financial assets	(69,113)	(54,297)
Issued by financial institutions
Allowance for impairment losses
Financial assets	(2,270)	(5,998)
Other debt securities
Allowance for impairment losses
Financial assets	(10,463)	(3,282)
Financial assets at fair value through other comprehensive income category
Allowance for impairment losses
Impairment losses on financial assets		4
Financial assets at fair value through other comprehensive income category | Debt instruments.
Allowance for impairment losses
Financial assets	(233,463)	(154,483)
Impairment losses on financial assets		(2)
Financial assets at fair value through other comprehensive income category | Debt instruments. | Impairment losses
Allowance for impairment losses
Financial assets	23	20
Change in allowance for impairment losses	3	2
Financial assets at fair value through other comprehensive income category | Debt instruments. | Stage 1 | Impairment losses
Allowance for impairment losses
Financial assets	23	20
Financial assets at fair value through other comprehensive income category | Government debt securities | SPAIN | Impairment losses
Allowance for impairment losses
Financial assets	22	19
Financial assets at fair value through other comprehensive income category | Government debt securities | SPAIN | Stage 1 | Impairment losses
Allowance for impairment losses
Financial assets	22	19
Financial assets at fair value through other comprehensive income category | Other debt securities | Impairment losses
Allowance for impairment losses
Financial assets	1	1
Financial assets at fair value through other comprehensive income category | Other debt securities | Stage 1 | Impairment losses
Allowance for impairment losses
Financial assets	1	1
Financial assets at amortized cost category
Allowance for impairment losses
Impairment losses on financial assets	19,220	18,806
Financial assets at amortized cost category | Debt instruments.
Allowance for impairment losses
Financial assets	(11,257)	(52,419)
Impairment losses on financial assets	$ 0	$ 0